Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before income taxes	₩ 4,911,508	₩ 4,466,610	₩ 3,797,608
Non-cash items included in profit before tax	(5,499,341)	(5,531,693)	(3,996,302)
Changes in operating assets and liabilities	544,938	12,618,248	6,097,440
Net interest paid	(5,793,865)	(5,058,596)	(3,710,093)
Dividend received from subsidiaries	35,716	63,826	265,887
Income tax refunds	1,130,148	850,696	664,286
Net cash provided by (used in) operating activities	7,179,046	(6,320,196)	1,021,334
Cash flows from investing activities
Other, net	(264,585)	(311,744)	(10,435)
Net cash used in investing activities	(22,687,867)	(5,512,585)	(10,703,638)
Cash flows from financing activities
Issuance of convertible preferred shares	747,791
Issuance of hybrid bonds	199,476	1,107,838	224,466
Redemption of hybrid bonds	0	0	(300,000)
Net changes in borrowings	5,017,269	1,772,203	3,047,844
Issuance of debt securities issued	31,083,390	26,487,712	20,006,957
Repayments of debt securities issued	(19,881,717)	(14,689,246)	(12,222,815)
Dividends paid	(830,772)	(714,705)	(706,565)
Acquisition of treasury stock	(444,077)	(151,993)	0
Redemption of lease liabilities	(269,362)
Net cash provided by (used in) financing activities	15,878,811	13,806,527	10,332,453
Net increase (decrease) in cash and cash equivalents	399,418	1,943,106	604,114
Cash and cash equivalents at beginning of year	8,179,756	6,236,650	5,632,536
Cash and cash equivalents at end of year	8,579,174	8,179,756	6,236,650
Parent Company only
Cash flows from operating activities
Profit before income taxes	1,131,095	1,236,354	755,341
Non-cash items included in profit before tax	(1,164,022)	(1,251,379)	(774,385)
Changes in operating assets and liabilities	1,475,702	(1,671,189)	(66,339)
Net interest paid	(154,765)	(153,926)	(149,642)
Dividend received from subsidiaries	1,320,944	1,407,674	930,112
Income tax refunds	(194)	0	100
Net cash provided by (used in) operating activities	2,608,760	(432,466)	695,187
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	(575,936)	(412,630)	(300,000)
Acquisition of subsidiary	(2,977,196)	(42,273)	(30,000)
Other, net	(660)	(231,281)	(715)
Net cash used in investing activities	(3,553,792)	(686,184)	(330,715)
Cash flows from financing activities
Issuance of convertible preferred shares	747,791	0	0
Issuance of hybrid bonds	199,476	1,107,838	224,466
Redemption of hybrid bonds	0	0	(300,000)
Net changes in borrowings	(125,000)	120,000	0
Issuance of debt securities issued	3,194,764	2,396,138	1,497,588
Repayments of debt securities issued	(1,844,000)	(1,590,000)	(1,080,000)
Dividends paid	(830,772)	(714,705)	(706,565)
Acquisition of treasury stock	(444,077)	(151,993)	0
Redemption of lease liabilities	(1,614)	0	0
Net cash provided by (used in) financing activities	896,568	1,167,278	(364,511)
Net increase (decrease) in cash and cash equivalents	(48,464)	48,628	(39)
Cash and cash equivalents at beginning of year	48,628	0	39
Cash and cash equivalents at end of year	₩ 164	₩ 48,628	₩ 0